Employee benefits - Schedule Of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Wages, salaries, and other short-term benefits	$ 116,804	$ 157,011	$ 127,242
Social security and other social benefits	49,828	44,255	30,216
Post-employment benefits	26,948	29,523	26,294
Share-based compensation	9,841	4,867	4,958
Termination benefits	5,727	0	0
Total employee benefits	209,148	235,656	188,710
Executive Management Team (“EMT”) And Managing Directors
Disclosure of defined benefit plans [line items]
Social security and other social benefits	5,711	6,205	8,486
Post-employment benefits	656	907	996
Share-based compensation	1,430	1,829	1,294
Termination benefits	5,727	0	0
Other long-term benefits	0	0	228
Total employee benefits	$ 13,524	$ 8,941	$ 11,004